              SUPPLEMENT DATED MAY 19, 2005 TO THE PROSPECTUSES OF

         Morgan Stanley Aggressive Equity Fund dated September 30, 2004
               Morgan Stanley Allocator Fund, dated April 30, 2004
        Morgan Stanley American Opportunities Fund, dated March 30, 2005
            Morgan Stanley Balanced Growth Fund, dated March 30, 2004
            Morgan Stanley Balanced Income Fund, dated March 30, 2004
             Morgan Stanley Biotechnology Fund, dated July 30, 2004
   Morgan Stanley California Tax-Free Daily Income Trust, dated April 29, 2005
      Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
        Morgan Stanley Capital Opportunities Trust, dated March 30, 2005
      Morgan Stanley Convertible Securities Trust, dated November 30, 2004
   Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
      Morgan Stanley Dividend Growth Securities Inc., dated April 30, 2004
       Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
        Morgan Stanley European Equity Fund Inc., dated December 30, 2004
        Morgan Stanley Federal Securities Trust, dated December 30, 2004
          Morgan Stanley Financial Services Trust, dated July 30, 2004
          Morgan Stanley Flexible Income Trust, dated December 30, 2004
   Morgan Stanley Fund of Funds - Domestic Portfolio, dated November 30, 2004
         Morgan Stanley Fundamental Value Fund, dated November 30, 2004
            Morgan Stanley Global Advantage Fund, dated July 30, 2004
      Morgan Stanley Global Dividend Growth Securities, dated May 28, 2004
           Morgan Stanley Global Utilities Fund, dated April 30, 2004
                 Morgan Stanley Growth Fund, dated May 28, 2004
          Morgan Stanley Health Science Trust, dated September 30, 2004
        Morgan Stanley High Yield Securities Inc., dated October 29, 2004
           Morgan Stanley Income Builder Fund, dated November 30, 2004
               Morgan Stanley Income Trust, dated October 29, 2004
               Morgan Stanley Information Fund, dated May 28, 2004
           Morgan Stanley International Fund, dated December 30, 2004
         Morgan Stanley International SmallCap Fund, dated July 30, 2004
     Morgan Stanley International Value Equity Fund, dated October 29, 2004
                 Morgan Stanley Japan Fund, dated July 30, 2004
           Morgan Stanley KLD Social Index Fund, dated March 30, 2005
            Morgan Stanley Limited Duration Fund, dated June 30, 2004
    Morgan Stanley Limited Duration U.S. Treasury Trust, dated June 30, 2004
         Morgan Stanley Limited Term Municipal Trust, dated May 28, 2004
          Morgan Stanley Liquid Asset Fund Inc., dated October 29, 2004
            Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
           Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
          Morgan Stanley Natural Resource Development Securities Inc.,
                              dated April 29, 2005
   Morgan Stanley New York Municipal Money Market Trust, dated April 29, 2005
       Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
        Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
              Morgan Stanley Real Estate Fund, dated March 30, 2005

            Morgan Stanley S&P 500 Index Fund, dated October 29, 2004
        Morgan Stanley Small-Mid Special Value Fund, dated June 30, 2004
            Morgan Stanley Special Growth Fund, dated April 30, 2004
           Morgan Stanley Special Value Fund, dated September 30, 2004
            Morgan Stanley Strategist Fund, dated September 30, 2004
         Morgan Stanley Tax-Exempt Securities Fund, dated April 29, 2005
        Morgan Stanley Tax-Free Daily Income Trust, dated April 29, 2005
         Morgan Stanley Total Market Index Fund, dated October 29, 2004
           Morgan Stanley Total Return Trust, dated September 30, 2004
     Morgan Stanley U.S. Government Money Market Trust, dated March 30, 2004
      Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
               Morgan Stanley Utilities Fund, dated April 29, 2005
               Morgan Stanley Value Fund, dated November 30, 2004
                                  (the "Funds")

     The following section is hereby added to each Fund's prospectus in the section entitled "Shareholder Information."

LIMITED PORTABILITY
Most Fund shareholders hold their shares with Morgan Stanley DW. Please note that your ability to transfer your Fund shares to a brokerage account at another securities dealer may be limited. Fund shares may only be transferred to accounts held at a limited number of securities dealers or financial intermediaries that have entered into agreements with the Fund's distributor.
After a transfer, you may purchase additional shares of the Morgan Stanley Funds you owned before the transfer, but you may not be able to purchase shares of any other Morgan Stanley Funds or exchange shares of the Fund(s) you own for shares of other Morgan Stanley Funds (as described below under "How to Exchange
Shares"). If you wish to transfer Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Fund's distributor, you may request that the securities dealer or financial intermediary maintain the shares in an account at the Transfer Agent registered in the name of such securities dealer or financial intermediary for your benefit. You may also hold your Fund shares in your own name directly with the
Transfer Agent. Other options may also be available; please check with the respective securities dealer or financial intermediary. If you choose not to hold your shares with the Transfer Agent, either directly or through a securities dealer or other financial intermediary, you must redeem your shares and pay any applicable CDSC.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.